Inventories	12 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Inventories

NOTE 6: — INVENTORIES

	March 31,
	2014	2013
Raw and packaging materials	$41,216	$33,293
Finished goods	49,525	48,549
Work in progress	19,250	21,079
Purchased products for commercial purposes and other	7,648	6,705

	$117,639	$109,626

As of March 31, 2014 and 2013, reserves recorded against inventories for slow-moving, short-dated, excess and obsolete inventory totaled $14,190 and $15,274, respectively.

As of March 31, 2014 and 2013, there were no pledges of inventory.